Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2020
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries and joint operations
Impairment of		111 592	18 451	9 115
property, plant and equipment	20	94 032	14 161	7 623
assets under construction	21	13 399	4 272	1 492
right of use assets	22	3 322	—	—
goodwill and other intangible assets		839	11	—
other assets		—	7	—
Reversal of impairment of		—	(949)	(354)
property, plant and equipment	20	—	(650)	—
assets under construction	21	—	(299)	(14)
other intangible assets		—	—	(56)
equity accounted investments		—	—	(269)
other assets		—	—	(15)
(Profit)/loss on		(715)	1 109	828
disposal of property, plant and equipment	11	25	(32)	(3)
disposal of goodwill and other intangible assets	11	—	—	11
disposal of other assets	11	148	—	(1)
disposal of businesses	11	(1 684)	(267)	(833)
scrapping of property, plant and equipment	11	402	556	454
disposal and scrapping of assets under construction	11	394	852	1 200
Write-off of unsuccessful exploration wells	21	(43)	34	312
Remeasurement items per income statement		110 834	18 645	9 901
Tax effect		(26 079)	(4 012)	(1 834)
Non-controlling interest effect		(931)	(5)	(9)
Total remeasurement items for subsidiaries and joint operations, net of tax		83 824	14 628	8 058
Effect of remeasurement items for equity accounted investments		—	15	11
Total remeasurement items for the group, net of tax		83 824	14 643	8 069

Schedule of main assumptions used for impairment calculations

Main assumptions used for impairment calculations

		2020	2019	2018
Long-term average crude oil price (Brent) (nominal)*	US$/bbl	59,69	71,17	73,91
Long-term average ethane price (nominal)*	US$c/gal	32,79	39,04	37,42
Long-term average ammonia price*	Rand/ton	4 664,32	4 258,54	5 807,46
Long-term average Southern African gas purchase price (real)*	US$c/Gj	7,10	4,86	—
Long-term average refining margin (nominal)*	US$/bbl	9,43	10,16	—
Long-term average exchange rate*	Rand/US$	15,20	14,29	13,57

*Assumptions are provided on a long-term average basis. Oil price and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The refining margin is calculated until 2034, linked to the Sasolburg refinery’s useful life. The Southern African gas purchase price is calculated until 2050, linked to the South African integrated value chain’s useful life.

			United
		South	States of
		Africa	America	Europe
		%	%	%
Growth rate — long-term Producer Price Index	2020	5,50	2,00	2,00
Weighted average cost of capital*	2020	14,22	7,66	7,66 – 9,79
Growth rate — long-term Producer Price Index	2019	5,50	2,00	2,00
Weighted average cost of capital*	2019	13,12	7,18	7,18 – 9,48
Growth rate — long-term Producer Price Index	2018	5,50	2,00	2,00
Weighted average cost of capital*	2018	12,71	7,56	7,68 – 9,35

*Calculated using spot market factors on 30 June.

Summary of significant impairment of assets

					Goodwill
		Property,	Assets		and other
		plant and	under	Right of	intangible
		equipment	construction	use assets	assets	Total
	Business Cash-	2020	2020	2020	2020	2020
generating unit (CGU)	segmentation	Rm	Rm	Rm	Rm	Rm
North American operations
US Chemicals Assets	Base and Performance	60 760	10 184	1 223	391	72 558
held for sale	Chemicals
Other	Base Chemicals	210	—	—	—	210
South African integrated value chain
Sasolburg liquid fuels refinery	Energy Synfuels	7 803	785	—	6	8 594
liquid fuels refinery	Energy	3 834	—	—	—	3 834
Ammonia value chain	Base Chemicals	1 595	331	49	9	1 984
Acrylates & Butanol value chain	Base Chemicals	5 410	788	547	21	6 766
Polyethylene value chain	Base Chemicals	4 418	915	28	24	5 385
Chlor Vinyls value chain	Base Chemicals	1 474	306	17	8	1 805
Chemical Work Up & Heavy	Base Chemicals	434	90	780	2	1 306
Alcohols value chain
Southern Africa Wax value chain Performance Chemicals Other		4 661	—	—	—	4 661
	Base Chemicals	596	—	253	1	850
Eurasian operations
Wax Germany	Performance Chemicals	2 137	—	368	333	2 838
China (Nanjing)	Performance Chemicals	416	—	57	—	473
Other	Various	284	—	—	44	328
		94 032	13 399	3 322	839	111 592

Recoverable
amount*
(net of tax)
2020
Cash-generating unit (CGU)	Description	Rm
Energy
Sasolburg liquid fuels refinery	The impairment is mainly due to lower refining margins over the long-term and an increase in the WACC rate.	—
Synfuels liquid fuels refinery	The impairment is mainly due to lower crude oil prices, an increase in the WACC rate and a higher cost to procure gas in the longer term.	39 672
Base Chemicals
Ammonia value chain	The impairment is mainly due to lower international ammonia selling prices and a decrease in volumes based on reduced market demand and a reduction in gas allocated to the value chain.	3 765
Acrylates & Butanol value chain	The impairment is mainly due to significantly lower selling prices coupled with a long expected recovery period as operating rates are only expected to recover to pre-COVID-19 levels by 2027. The CGU was also impacted by an increase in the WACC rate and a higher cost to procure gas in the longer term.	—
Polyethylene value chain	The impairment is mainly due to depressed selling prices caused by polyethylene overcapacity, worsened by the impact of COVID-19, and higher feedstock costs.	7 267
Chlor Vinyls value chain	The impairment is mainly due to significant lower selling prices which were only partly offset by the weakening in the rand.	1 772
Chemical Work Up & Heavy chain	The impairment is mainly due to significantly lower selling prices and an Alcohols value increase in the WACC rate. Overall Solvents prices decreased by 12% compared to the prior year.	9 357
Other	Several other CGUs were impaired due to lower selling prices in a weaker macro-economic environment as a result of COVID-19 coupled with a lower oil price.	1 352
Performance Chemicals
Southern Africa Wax value chain	The impairment is mainly due to lower wax selling prices, an increase in the WACC rate and the higher cost to procure gas in the longer term.	10 941

*The recoverable amounts reflect the CGU’s contribution to the integrated value chain and have been determined as described in the accounting policies section below.